Financial Instruments - Disclosure of Detailed Information about Financial Instruments (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 199,295	R$ 189,590
Financial liabilities	273,790	171,867
Trade receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	75,523	74,769
Other financial assets at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	474	817
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	83,449	3,896
Financial assets at fair value through profit or loss (FVPL)
Disclosure of detailed information about financial instruments [line items]
Financial assets	39,849	110,108
Liabilities at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	167,591	68,976
Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	R$ 106,199	R$ 102,891